Note 6 - Employee Benefit Plans (Details) - Employee Benefit Plans (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Amounts recognized in the Consolidated Statements of Financial Position consist of
Long-term asset	$ 117,000,000		$ 33,000,000
Defined Benefit Plan Change In Fair Value Of Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1,	837,000,000		754,000,000
Actual return on plan assets	134,000,000		101,000,000
Employer contributions	1,000,000		42,000,000
Benefits paid	(65,000,000)		(59,000,000)
Plan curtailment and settlements			(1,000,000)
Fair value of plan assets, December 31,	907,000,000		837,000,000
Defined Benefit Plan Change In Fair Value Of Plan Assets [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1,	77,000,000		67,000,000
Actual return on plan assets	16,000,000		10,000,000
Employee contributions	3,000,000		1,000,000
Employer contributions	19,000,000		17,000,000
Benefits paid	(23,000,000)		(19,000,000)
Medicare Part D reimbursements	1,000,000		1,000,000
Fair value of plan assets, December 31,	93,000,000		77,000,000
Defined Benefit Plan Change In Benefit Obligation [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(65,000,000)		(59,000,000)
Benefit obligation, January 1,	1,046,000,000		968,000,000
Service cost	29,000,000		28,000,000
Interest cost	43,000,000		44,000,000
Actuarial loss (gain)	(93,000,000)		66,000,000
Plan curtailment and settlements			(1,000,000)
Benefit obligation, December 31,	960,000,000		1,046,000,000
Funded status at end of year	(53,000,000)		(209,000,000)
Defined Benefit Plan Change In Benefit Obligation [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee contributions	3,000,000		1,000,000
Benefits paid	(23,000,000)		(19,000,000)
Benefit obligation, January 1,	354,000,000		397,000,000
Service cost	3,000,000		4,000,000
Interest cost	14,000,000		17,000,000
Actuarial loss (gain)	(26,000,000)		(22,000,000)
Plan amendments			(25,000,000)
Medicare Part D reimbursements	1,000,000		1,000,000
Benefit obligation, December 31,	326,000,000		354,000,000
Funded status at end of year	(233,000,000)		(277,000,000)
Pension Plan [Member] | Long Term Asset [Member]
Amounts recognized in the Consolidated Statements of Financial Position consist of
Long-term asset	117,000,000		33,000,000
Pension Plan [Member] | Current Liability [Member]
Amounts recognized in the Consolidated Statements of Financial Position consist of
Current liability	(2,000,000)		(2,000,000)
Pension Plan [Member] | Long Term Liability [Member]
Amounts recognized in the Consolidated Statements of Financial Position consist of
Long-term liability	(168,000,000)		(240,000,000)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1,	845,000,000	[1]
Employer contributions			40,000,000
Service cost	29,000,000		28,000,000		14,000,000
Interest cost	43,000,000		44,000,000		29,000,000
Fair value of plan assets, December 31,	916,000,000	[1]	845,000,000	[1]
Amounts recognized in the Consolidated Statements of Financial Position consist of
Total liability at December 31,	(53,000,000)		(209,000,000)
Accumulated benefit obligation (1)	902,000,000	[2]	983,000,000	[2]
Discount rate	5.00%		4.20%
Rate of compensation increase	3.70%		3.70%
Pension band increase (2)	2.00%	[3]	2.00%	[3]
Other Postretirement Benefit Plan [Member] | Current Liability [Member]
Amounts recognized in the Consolidated Statements of Financial Position consist of
Current liability			(12,000,000)
Other Postretirement Benefit Plan [Member] | Long Term Liability [Member]
Amounts recognized in the Consolidated Statements of Financial Position consist of
Long-term liability	(233,000,000)		(265,000,000)
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1,	69,000,000
Service cost	3,000,000		4,000,000		1,000,000
Interest cost	14,000,000		16,000,000		6,000,000
Fair value of plan assets, December 31,	84,000,000		69,000,000
Amounts recognized in the Consolidated Statements of Financial Position consist of
Total liability at December 31,	(233,000,000)		(277,000,000)
Accumulated benefit obligation (1)		[2]		[2]
Discount rate	4.70%		4.00%
Rate of compensation increase	3.70%		3.70%
Pension band increase (2)		[3]		[3]

[1]	Includes $9 million at December 31, 2013 and $8 million at December 31, 2012 of medical benefit (health and welfare) component for 401h accounts to fund a portion of the other retirement benefits.
[2]	APBO differs from the projected benefit obligation in that the APBO excludes the effect of salary and wage increases.
[3]	Only applicable to the Nicor Gas union employees.